9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)
	2016	2015
Beginning balance	$5,674	6,055
New loans	6,048	7,857
Repayments	(7,219)	(8,238)
Ending balance	$4,503	5,674